Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Maximum annual increase percentage to company contribution for retiree medical coverage	4.00%
Funded Status:
Amounts recognized on a before-tax bases in "Accumulated other comprehensive loss" for the company's pension and other postretirement benefit plans	$ 3,792	$ 3,446
Other Benefit Assumptions:
Assumed health care cost-trend rates in the next fiscal year	8.40%	6.60%
Ultimate trend rate for health care cost	4.50%	4.50%
Primary Investment:
Company's US and UK pension plans as a percentage of total pension assets	95.00%
Benefit Plan Trusts:
Number of Chevron treasury stocks held in benefit plan trust for funding obligations	14,168,000	14,168,000	14,168,000	14,168,000
Employee Incentive Plan
Charges to expense for cash bonuses	$ 809	$ 1,169	$ 1,165
Other Benefits
Funded Status:
Amounts recognized on a before-tax bases in "Accumulated other comprehensive loss" for the company's pension and other postretirement benefit plans	$ (355)	$ (507)
Discount Rate:
Discount rate for pension plans	5.10%	5.30%	2.90%
Cash Contributions and Benefit Payments:
Contributions to employee pension plans	$ 159	$ 158
Estimated contributions to employee pension plans for the next fiscal year	150
ESIP
Employee Savings Investment Plan:
Compensation expense	320	283	$ 252
Int'l.
Cash Contributions and Benefit Payments:
Contributions to employee pension plans	100
Estimated contributions to employee pension plans for the next fiscal year	100
Int'l. | Pension Benefits
Funded Status:
Amounts recognized on a before-tax bases in "Accumulated other comprehensive loss" for the company's pension and other postretirement benefit plans	949	766
Accumulated benefit obligations pension plans	$ 3,378	$ 3,084
Expected Return on Plan Assets:
Estimated long-term rate of return on US pension plan assets	6.10%	3.90%	3.50%
Discount Rate:
Discount rate for pension plans	5.50%	5.80%	2.80%
Cash Contributions and Benefit Payments:
Contributions to employee pension plans	$ 100	$ 158
U.S.
Expected Return on Plan Assets:
Estimated long-term rate of return on US pension plan assets	7.00%
Discount Rate:
Discount rate for pension plans	5.00%	5.20%	2.80%
Cash Contributions and Benefit Payments:
Contributions to employee pension plans	$ 1,020
Estimated contributions to employee pension plans for the next fiscal year	750
U.S. | Pension Benefits
Funded Status:
Amounts recognized on a before-tax bases in "Accumulated other comprehensive loss" for the company's pension and other postretirement benefit plans	3,198	$ 3,187
Accumulated benefit obligations pension plans	$ 9,284	$ 8,595
Expected Return on Plan Assets:
Estimated long-term rate of return on US pension plan assets	7.00%	6.60%	6.50%
Percentage of US pension plan assets relative to total pension plan assets	71.00%
Plan asset market valuation period, prior to year-end measurement date	3 months
Discount Rate:
Discount rate for pension plans	5.00%	5.20%	2.80%
Cash Contributions and Benefit Payments:
Contributions to employee pension plans	$ 1,020	$ 1,164
U.S. | Pension Benefits | Equities | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	35.00%
U.S. | Pension Benefits | Equities | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	65.00%
U.S. | Pension Benefits | Fixed Income and Cash | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	25.00%
U.S. | Pension Benefits | Fixed Income and Cash | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	45.00%
U.S. | Pension Benefits | Real Estate | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	5.00%
U.S. | Pension Benefits | Real Estate | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	25.00%
U.S. | Pension Benefits | Other | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	0.00%
U.S. | Pension Benefits | Other | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	5.00%
U.S. | Pension Benefits | Cash | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	0.00%
U.S. | Pension Benefits | Cash | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	15.00%
UNITED KINGDOM | Pension Benefits | Equities | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	5.00%
UNITED KINGDOM | Pension Benefits | Equities | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	15.00%
UNITED KINGDOM | Pension Benefits | Fixed Income and Cash | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	63.00%
UNITED KINGDOM | Pension Benefits | Fixed Income and Cash | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	93.00%
UNITED KINGDOM | Pension Benefits | Real Estate | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	5.00%
UNITED KINGDOM | Pension Benefits | Real Estate | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	15.00%
UNITED KINGDOM | Pension Benefits | Cash | Minimum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	0.00%
UNITED KINGDOM | Pension Benefits | Cash | Maximum
Primary Investment:
Pension Plan - Board of Trustees approved asset allocation	7.00%